Fair Value Measurements (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Nov. 09, 2022	Dec. 31, 2021
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash held in Trust Account	$ 22,442,184	$ 154,900,000	$ 154,900,000
December 31, 2022
Funds that invest in U.S. Treasury Securities		47,264,548
Forward Purchase Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement	172	331,777
Non Redemption Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Non Redemption Agreement	400,702
Level 1 [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash held in Trust Account	22,442,184	47,264,548		$ 200,005,484
December 31, 2022
Funds that invest in U.S. Treasury Securities		47,264,548
Level 1 [Member] | Forward Purchase Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement
Level 1 [Member] | Non Redemption Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Non Redemption Agreement
Level 2 [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash held in Trust Account
December 31, 2022
Funds that invest in U.S. Treasury Securities
Level 2 [Member] | Forward Purchase Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement
Level 2 [Member] | Non Redemption Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Non Redemption Agreement
Level 3 [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Cash held in Trust Account
December 31, 2022
Funds that invest in U.S. Treasury Securities
Level 3 [Member] | Forward Purchase Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities – Forward Purchase Agreement	172	$ 331,777
Level 3 [Member] | Non Redemption Agreement [Member]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities - Non Redemption Agreement	$ 400,702